STOCK BASED COMPENSATION - Assumptions of fair value of stock options (Details)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Assumptions utilized to calculate fair value of stock options granted
Expected option term	6 years	6 years		6 years
Expected stock price volatility		35.00%	30.00%
Risk-free interest rate		2.99%
Expected stock price volatility, maximum				35.00%
Expected stock price volatility, minimum				30.00%
Risk-free interest rate, minimum			2.05%	1.31%
Risk-free interest rate, maximum			2.18%	1.57%
Expected dividend yield	0.00%
Minimum
Assumptions utilized to calculate fair value of stock options granted
Expected option term			5 years
Expected stock price volatility	27.00%
Risk-free interest rate	1.64%
Maximum
Assumptions utilized to calculate fair value of stock options granted
Expected option term			6 years
Expected stock price volatility	35.00%
Risk-free interest rate	2.53%